                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Harsh Bansal
Title: Vice President - Investments of Honeywell International Inc. Phone (973) 455-4502
Signature, Place, and Date of Signing:

/s/ Harsh Bansal  Morris Township, New Jersey May 11, 2004
----------------
Harsh Bansal

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE

                                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       97

Form 13F Information Table Value Total:       $652,244
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number        Name
1.       28-7176                     Allied Capital Management LLC


                                   13F REPORT
                                 March 31, 2004
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.


COLUMN 1                 COLUMN 2  COLUMN 3   COLUMN 4  COLUMN 5                    COLUMN 6   COLUMN 7      COLUMN 8
                         TITLE OF    CUSIP       VALUE   SHRS OR                   INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER             CLASS    NUMBER     (x$1000)  PRN AMT SH/PRN  PUT/CALL  DISCRETION  MANAGERS SOLE        SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
ACE LTD                     COM    G0070K103      9308   218,200    SH      N/A      DEFINED   DEFINED     218,200
BUNGE LTD                   COM    G16962105      4010    99,700    SH      N/A      DEFINED   DEFINED      99,700
INTERWAVE COMMUNICATIONS    COM    G4911N300         1       285    SH      N/A      DEFINED   DEFINED         285
AT&T CORP                   COM    001957505      2981   152,300    SH      N/A      DEFINED   DEFINED     152,300
AT&T WIRELESS SVCS INC      COM    00209A106     11433   840,000    SH      N/A      DEFINED   DEFINED     840,000
ABBOTT LABS                 COM    002824100      4110   100,000    SH      N/A      DEFINED   DEFINED     100,000
ALCOA INC                   COM    013817101      3816   110,000    SH      N/A      DEFINED   DEFINED     110,000
ALCATEL SPONSORED ADR       ADR    013904305       560    35,358    SH      N/A      DEFINED   DEFINED      35,358
ALLSTATE CORP               COM    020002101      3791    83,400    SH      N/A      DEFINED   DEFINED      83,400
ALTRIA GROUP INC            COM    02209S103     10672   196,000    SH      N/A      DEFINED   DEFINED     196,000
AMBAC FINL GROUP INC        COM    023139108      8588   116,400    SH      N/A      DEFINED   DEFINED     116,400
AMERICAN INTL GROUP         COM    026874107      8319   116,590    SH      N/A      DEFINED   DEFINED     116,590
AMERISOURCEBERGEN CORP      COM    03073E105      7365   134,700    SH      N/A      DEFINED   DEFINED     134,700
ANADARKO PETE CORP          COM    032511107      6954   134,100    SH      N/A      DEFINED   DEFINED     134,100
ANHEUSER BUSCH              COM    035229103      2805    55,000    SH      N/A      DEFINED   DEFINED      55,000
ARCHER DANIELS MIDLAND      COM    039483102      1559    92,400    SH      N/A      DEFINED   DEFINED      92,400
AUTONATION INC              COM    05329W102      5369   314,900    SH      N/A      DEFINED   DEFINED     314,900
BP PLC SPONSORED ADR        ADR    055622104      4403    86,000    SH      N/A      DEFINED   DEFINED      86,000
BANK OF AMERICA CORP        COM    060505104     12586   155,425    SH      N/A      DEFINED   DEFINED     155,425
BARD C R INC                COM    067383109      7196    73,700    SH      N/A      DEFINED   DEFINED      73,700
BAXTER INTL                 COM    071813109      4359   141,100    SH      N/A      DEFINED   DEFINED     141,100
BECTON DICKINSON & CO       COM    075887109      9066   187,000    SH      N/A      DEFINED   DEFINED     187,000
BELLSOUTH CORP              COM    079860102      3600   130,000    SH      N/A      DEFINED   DEFINED     130,000
BEMIS INC                   COM    081437105      3614   139,000    SH      N/A      DEFINED   DEFINED     139,000
BLACK & DECKER CORP         COM    091797100      3416    60,000    SH      N/A      DEFINED   DEFINED      60,000
BLOCK H & R INC             COM    093671105      6378   125,000    SH      N/A      DEFINED   DEFINED     125,000
BRISTOL MYERS SQUIBB CO     COM    110122108      3707   153,000    SH      N/A      DEFINED   DEFINED     153,000
CIGNA CORP                  COM    125509109      8469   143,500    SH      N/A      DEFINED   DEFINED     143,500
CVS CORP                    COM    126650100      7589   215,000    SH      N/A      DEFINED   DEFINED     215,000
CHEVRONTEXACO CORP          COM    166764100     11070   126,100    SH      N/A      DEFINED   DEFINED     126,100
CITIGROUP INC               COM    172967101      4395    85,000    SH      N/A      DEFINED   DEFINED      85,000
COCA COLA CO                COM    191216100      4678    93,000    SH      N/A      DEFINED   DEFINED      93,000
CONAGRA FOODS INC           COM    205887102      3287   122,000    SH      N/A      DEFINED   DEFINED     122,000
CONOCOPHILLIPS              COM    20825C104      6567    94,074    SH      N/A      DEFINED   DEFINED      94,074
DELPHI CORP                 COM    247126105      3287   330,000    SH      N/A      DEFINED   DEFINED     330,000
DOLLAR GEN CORP             COM    256669102      7254   377,800    SH      N/A      DEFINED   DEFINED     377,800
DONNELLEY R R & SONS CO     COM    257867101      3933   130,000    SH      N/A      DEFINED   DEFINED     130,000
DUKE ENERGY CORP            COM    264399106      3729   165,000    SH      N/A      DEFINED   DEFINED     165,000
EL PASO CORP                COM    28336L109      3644   512,500    SH      N/A      DEFINED   DEFINED     512,500
EXXON MOBIL CORP            COM    30231G102      3119    75,000    SH      N/A      DEFINED   DEFINED      75,000
FORD MOTOR CO DEL           COM    345370860      2510   185,000    SH      N/A      DEFINED   DEFINED     185,000


                                   13F REPORT
                                 March 31, 2004
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.


COLUMN 1                 COLUMN 2  COLUMN 3   COLUMN 4  COLUMN 5                    COLUMN 6   COLUMN 7      COLUMN 8
                         TITLE OF    CUSIP       VALUE   SHRS OR                   INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER             CLASS    NUMBER     (x$1000)  PRN AMT SH/PRN  PUT/CALL  DISCRETION  MANAGERS SOLE        SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
GALLAGHER ARTHUR J & CO     COM    363576109      3908   120,000    SH      N/A      DEFINED   DEFINED     120,000
GAP INC DEL                 COM    364760108      9007    41,900    SH      N/A      DEFINED   DEFINED      41,900
GENERAL ELEC CO             COM    369604103      3968   130,000    SH      N/A      DEFINED   DEFINED     130,000
GENUINE PARTS CO            COM    372460105      3436   105,000    SH      N/A      DEFINED   DEFINED     105,000
HCA INC                     COM    404119109      2031    50,000    SH      N/A      DEFINED   DEFINED      50,000
HALLIBURTON CO              COM    406216101      2948    97,000    SH      N/A      DEFINED   DEFINED      97,000
HEWLETT PACKARD CO          COM    428236103     13796   604,000    SH      N/A      DEFINED   DEFINED     604,000
HOME DEPOT INC              COM    437076102     12967   347,100    SH      N/A      DEFINED   DEFINED     347,100
INCO LTD                    COM    453258402      4575   132,100    SH      N/A      DEFINED   DEFINED     132,100
INGRAM MICRO INC CL A      CL A    457153104      6987   386,000    SH      N/A      DEFINED   DEFINED     386,000
INTERNATIONAL FLAVOURS      COM    459506101      5801   163,400    SH      N/A      DEFINED   DEFINED     163,400
J P MORGAN CHASE & CO       COM    46625H100     15013   357,885    SH      N/A      DEFINED   DEFINED     357,885
JOHNSON & JOHNSON           COM    478160104     12290   242,300    SH      N/A      DEFINED   DEFINED     242,300
JOHNSON CTLS INC            COM    478366107      9677   163,600    SH      N/A      DEFINED   DEFINED     163,600
LABORATORY CORP AMER        COM    50540R409      6056   154,300    SH      N/A      DEFINED   DEFINED     154,300
LIMITED BRANDS INC          COM    532716107     13324   666,200    SH      N/A      DEFINED   DEFINED     666,200
LINCOLN NATL CORP IND       COM    534187109      4022    85,000    SH      N/A      DEFINED   DEFINED      85,000
MBNA CORP                   COM    55262L100     10331   373,900    SH      N/A      DEFINED   DEFINED     373,900
MARATHON OIL CORP           COM    565849106      3199    95,000    SH      N/A      DEFINED   DEFINED      95,000
MARSH & MCLENNAN COS INC    COM    571748102      9339   201,700    SH      N/A      DEFINED   DEFINED     201,700
MASCO CORP                  COM    574599106     13874   455,800    SH      N/A      DEFINED   DEFINED     455,800
MATTEL INC                  COM    577081102     13515   732,900    SH      N/A      DEFINED   DEFINED     732,900
MAYTAG CORP                 COM    578592107      3694   117,000    SH      N/A      DEFINED   DEFINED     117,000
MERCK & CO INC              COM    589331107      4110    93,000    SH      N/A      DEFINED   DEFINED      93,000
METLIFE INC                 COM    59156R108     10204   286,000    SH      N/A      DEFINED   DEFINED     286,000
MICROSOFT CORP              COM    594918104     17022   681,680    SH      N/A      DEFINED   DEFINED     681,680
MONSANTO CO NEW             COM    61166W101      3117    85,000    SH      N/A      DEFINED   DEFINED      85,000
MORGAN STANLEY NEW          COM    617446448      3896    68,000    SH      N/A      DEFINED   DEFINED      68,000
MOTOROLA INC                COM    620076109      7072   401,800    SH      N/A      DEFINED   DEFINED     401,800
MYLAN LABS INC              COM    628530107      5915   260,200    SH      N/A      DEFINED   DEFINED     260,200
NORTHROP GRUMMAN CORP       COM    666807102      9547    97,000    SH      N/A      DEFINED   DEFINED      97,000
OMNICOM GROUP               COM    681919106      7062    88,000    SH      N/A      DEFINED   DEFINED      88,000
PEPSICO INC                 COM    713448108      8643   160,500    SH      N/A      DEFINED   DEFINED     160,500
PFIZER INC                  COM    717081103     16228   463,000    SH      N/A      DEFINED   DEFINED     463,000
PIER 1 IMPORTS INC          COM    720279108      7228   305,000    SH      N/A      DEFINED   DEFINED     305,000
POPULAR INC                 COM    733174106      7931   184,000    SH      N/A      DEFINED   DEFINED     184,000
PROCTOR & GAMBLE            COM    742718109      3356    32,000    SH      N/A      DEFINED   DEFINED      32,000
REEBOK INTL LTD             COM    758110100      7431   179,700    SH      N/A      DEFINED   DEFINED     179,700
SBC COMMUNICATIONS INC      COM    78387G103     10184   415,000    SH      N/A      DEFINED   DEFINED     415,000
ST PAUL COS INC             COM    792860108      7578   189,400    SH      N/A      DEFINED   DEFINED     189,400
SARA LEE CORP               COM    803111103      3860   176,600    SH      N/A      DEFINED   DEFINED     176,600


                                   13F REPORT
                                 March 31, 2004
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.


COLUMN 1                 COLUMN 2  COLUMN 3   COLUMN 4   COLUMN 5                    COLUMN 6   COLUMN 7      COLUMN 8
                         TITLE OF    CUSIP       VALUE    SHRS OR                   INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER             CLASS    NUMBER     (x$1000)   PRN AMT SH/PRN  PUT/CALL  DISCRETION  MANAGERS SOLE        SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
SHERWIN WILLIAMS CO         COM    824348106      7340    191,000    SH      N/A      DEFINED   DEFINED     191,000
SIGMA ALDRICH               COM    826552101      5944    107,400    SH      N/A      DEFINED   DEFINED     107,400
SUNGARD DATA SYS INC        COM    867363103      6757    246,600    SH      N/A      DEFINED   DEFINED     246,600
SUPERVALU INC               COM    868536103      6560    214,800    SH      N/A      DEFINED   DEFINED     214,800
TEVA PHARMACEUTICAL INDS    COM    881624209      5694     89,800    SH      N/A      DEFINED   DEFINED      89,800
TOYS R US INC               COM    892335100      7207    429,000    SH      N/A      DEFINED   DEFINED     429,000
US BANCORP DEL COM NEW      COM    902973304     12719    460,000    SH      N/A      DEFINED   DEFINED     460,000
UNION PAC CORP              COM    907818108      9212    154,000    SH      N/A      DEFINED   DEFINED     154,000
UNUMPROVIDENT CORP          COM    91529Y106      5018    343,000    SH      N/A      DEFINED   DEFINED     343,000
VALERO ENERGY CORP          COM    91913Y100      8778    146,400    SH      N/A      DEFINED   DEFINED     146,400
VIVUS INC                   COM    928024100         1        132    SH      N/A      DEFINED   DEFINED         132
WELLPOINT HEALTH NETWORKS   COM    94973H108     10758     94,600    SH      N/A      DEFINED   DEFINED      94,600
WELLS FARGO & CO NEW        COM    949746101      2867     50,595    SH      N/A      DEFINED   DEFINED      50,595
WYETH                       COM    983024100      6571    175,000    SH      N/A      DEFINED   DEFINED     175,000
YUM BRANDS INC              COM    988498101      9179    241,600    SH      N/A      DEFINED   DEFINED     241,600
                               GRAND TOTAL      652244 19,635,424

